Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Liabilities Designated At Fair Value Through Profit Or Loss
Summary of Financial Liabilities Designated at Fair Value through Profit or Loss

	12/31/2022			12/31/2021
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	2	62	64	16	98	114
Total	2	62	64	16	98	114